LEASES - Schedule of Supplemental Cash Flow Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Leases [Abstract]
Operating lease payments	$ 956	$ 726
Finance lease payments	4,459	36,740
Operating lease right-of-use assets obtained in exchange for lease obligations	0	14,195
Finance lease right-of-use assets obtained in exchange for lease obligations	0	10,557
(Decrease) increase in finance lease right-of-use assets as a result of lease modification	(11,644)	693
Decrease in finance lease liability as a result of lease modification	(11,644)	0
Decrease in right-of-use assets due to lease termination	(13,144)	0
Decrease in lease liability due to lease termination	(13,517)	0
Operating lease, right-of-use asset	$ 7,844	$ 20,430	$ 6,700